Accounts payable - Summary of accounts payable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)
Accounts payable [Line Items]
Notes issued by the company to suppliers	R$ 408,541	$ 84,386
Borrowings, interest rate	7.50%	7.50%
Negotiation amount payable in equity	R$ 159,775	$ 33,002
Accounts payable	3,598,768		R$ 3,034,799
Current	2,277,841		2,517,828
Non-current	1,320,927		516,971
Accounts Payable
Accounts payable [Line Items]
Accounts payable	3,077,225		3,034,799
Accounts Payable Notes
Accounts payable [Line Items]
Accounts payable	11,624		0
Accounts payable – Notes	401,702		0
Accounts payable	401,702
Non-current	390,078		0
Accounts Payable - Equity
Accounts payable [Line Items]
Accounts Payable Equity	119,841		0
Accounts payable	119,841
Non-current	119,841
Financing With Accounts Payable - Equity
Accounts payable [Line Items]
Accounts Payable Equity	R$ 119,841		R$ 0